Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Jan. 31, 2014	Jun. 28, 2013
Document And Entity Information [Abstract]
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Registrant Name	Philip Morris International Inc.
Entity Central Index Key	0001413329
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		1,585,195,173
Entity Public Float			$ 141